Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 08, 2026	Oct. 14, 2025 USD ($)	Aug. 08, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segment shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Concentrations of credit risk
Number of operating segments | segment						2
Number of reportable segments | segment						2		2
Contract assets in prepaid expenses and other current assets				$ 300		$ 300		$ 0
Contract assets in prepaid expenses and other long-term assets				200		200		0
Amortized contract costs						100	$ 0
Deferred revenues				548		548		507	$ 381
Revenue recognized						500	400	400	500
Goodwill				6,520		6,520		6,520	6,520
Impairment of goodwill						0	0	0	0
Impairment loss						$ 0	0	$ 0	0
Guaranteed recovery from insurance (as a percent)						90.00%		90.00%
Remittance, if full amount collected (as a percent)						10.00%		10.00%
Provision for bad debts (as a percent)						10.00%		10.00%
Provision for credit losses net of recoveries						$ 100	100	$ 600	400
Net loss				5,000	$ 6,377	15,136	$ 13,338	19,907	6,844
Accumulated deficit				16,058		16,058		8,774	2,538
Cash and Cash Equivalent				871		871		$ 1,445	$ 5,116
Subsequent Event
Concentrations of credit risk
Stock split, conversion ratio	55
Sell-side advertising
Concentrations of credit risk
Goodwill				$ 1,200		$ 1,200
Lafayette Square | Credit Facility 2021
Concentrations of credit risk
Conversion of debt			$ 25,000
Lafayette Square | Credit Facility 2021 | Subsequent Event
Concentrations of credit risk
Conversion of debt		$ 10,000
Accounts Payable | Supplier Concentration Risk | One Supplier
Concentrations of credit risk
Concentration risk (as a percent)								16.00%
Accounts Payable | Supplier Concentration Risk | Two Supplier
Concentrations of credit risk
Concentration risk (as a percent)						33.00%
Two Customers | Revenue from benchmark customer | Customer concentration risk
Concentrations of credit risk
Concentration risk (as a percent)				30.00%		27.00%
Two Customers | Accounts receivables | Credit concentration risk
Concentrations of credit risk
Concentration risk (as a percent)						33.00%
One Customer | Revenue from benchmark customer | Customer concentration risk
Concentrations of credit risk
Concentration risk (as a percent)					12.00%		52.00%
Three Customers | Accounts receivables | Credit concentration risk
Concentrations of credit risk
Concentration risk (as a percent)								34.00%
Common Class A | Direct Digital Management LLC
Concentrations of credit risk
Conversion of Class B to Class A Common Stock (in shares) | shares						23,500	0
Other Intangible Assets
Concentrations of credit risk
Estimated life (years)				10 years		10 years
Non-compete agreements
Concentrations of credit risk
Estimated life (years)				5 years		5 years		5 years